As filed with the U.S. Securities and Exchange Commission on January 13, 2020

Securities Act of 1933 File No. 33-19229

Investment Company Act of 1940 File No. 811-05430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 161	☒

And/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 159	☒

(Check appropriate box or boxes)

SSGA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (617) 664-1465

Name and Address of Agent for Service:	Copies to:

Sean O’Malley, Esq.	Timothy W. Diggins, Esq.
Senior Vice President and Deputy General Counsel	Ropes & Gray LLP
c/o SSGA Funds Management, Inc.	800 Boylston Street
One Iron Street	Boston, Massachusetts 02199-3600
Boston, Massachusetts 02210

Approximate Date of the Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on ( ) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SSGA Funds, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 161 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 13th day of January, 2020.

SSGA FUNDS

By:	/s/ Ellen M. Needham

Ellen M. Needham
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on January 13, 2020:

Signature	Signature

/s/ Michael F. Holland* Michael F. Holland, Trustee	/s/ James E. Ross* James E. Ross, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ Michael A. Jessee* Michael A. Jessee, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Bruce S. Rosenberg Bruce S. Rosenberg, Treasurer and Principal Financial Officer	/s/ Bruce D. Taber* Bruce D. Taber, Trustee

/s/ Ellen M. Needham Ellen M. Needham, President (Principal Executive Officer) and Trustee	/s/ John R. Costantino* John R. Costantino, Trustee
/s/ Donna M. Rapaccioli* Donna M. Rapaccioli, Trustee

*By:	/s/ Andrew DeLorme
Andrew DeLorme
Attorney-in-Fact
Pursuant to Powers of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase